Equity Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
8. Equity Incentive Plan
The Company adopted the 2016 Equity Incentive Plan, as amended, (the “2016 Plan”) on March 31, 2016. The 2016 Plan provided for the granting of stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock awards to employees, directors and non-employees.
The Company reserved 2,736,105 shares of common stock for grants under the 2016 Plan. All option awards were granted with an exercise price equal to or greater than the market price of the Company’s stock at the date of grant. Option awards generally vest over three to four years. Certain option awards provide for accelerated vesting if there is a change in control as defined in the 2016 Plan.
On September 23, 2020, the Company adopted the 2020 Equity Incentive Plan (“the 2020 Plan”), which became effective upon the execution of the underwriting agreement related to the IPO and will serve as the successor to the 2016 Plan. The 2020 Plan authorizes the award of stock options, restricted stock awards (“RSAs”), stock appreciation rights (“SARs”), restricted stock units (“RSUs”), cash awards, performance awards and stock bonus awards. Under the 2020 Plan, 2,800,000 shares of common stock, plus any reserved shares not issued or subject to outstanding grants under the 2016 Plan on the effective date of the 2020 Plan are reserved for issuance pursuant to awards granted under the 2020 Plan. The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1 of each fiscal year, starting on January 1, 2021 and ending on and including January 1, 2030, by the number of shares equal to 5% of the aggregate number of outstanding shares of common stock as of the immediately preceding December 31, or a lesser number of shares as may be determined by the board of directors (or an authorized committee thereof).
Total stock-based compensation (including both stock option awards and restricted stock awards) was as follows:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
	(in thousands)
General and administrative	$172	$112	$512	$255
Research and development	168	89	447	156

Total stock-based compensation	$340	$201	$959	$411

Total stock-based compensation by award type was as follows:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
	(in thousands)
Restricted stock	$8	$27	$24	$89
Stock options	332	174	935	322

Total stock-based compensation	$340	$201	$959	$411

In November 2018, the Company granted an employee an option to purchase 85,943 shares of the Company’s common stock having an exercise price per share equal to the fair value of the Company’s common stock on the date of the grant. This grant is included in the outstanding options in the summary table below. Vesting of the option is based on certain performance criteria and shall vest as follows: (i) 16.66% of the shares vested upon the first closing of the Company’s Series B stock financing, (ii) 33.33% of the shares vest in 24 equal monthly installments beginning with the first month following the initial closing of the Series B stock financing, (iii) 25% of the shares vested upon the IPO and (iv) 25% of the shares vest in 24 equal monthly installments beginning with the first month following the IPO. Upon the closing of the Series B financing in August 2019, the option vested immediately with respect to 14,323 shares, and an additional 28,647 option shares began vesting over the following 24 months. Upon the closing of the IPO in October 2020, the option vested immediately with respect to 21,485 shares and the remainder began vesting at that time.
In September 2020, the Company granted, contingent upon the Company entering into an underwriting agreement related to the IPO, certain employee options to purchase a total of 363,150 shares of the Company’s common stock having an exercise price equal to the IPO price. These options were granted on October 1, 2020, are not included in the table below and no stock compensation was recorded for these grants as of September 30, 2020.
A summary of option activity is presented below:

	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)
Outstanding at December 31, 2019	1,991,066	$3.41
Granted	182,147	7.47
Exercised	(64,062)	1.70
Canceled, expired or forfeited	—	—

Outstanding at September 30, 2020	2,109,151	$3.81	8.4	$23,604

Vested at September 30, 2020	791,272	$2.70	7.8	$9,736

The weighted average grant date fair value per share of options granted to employees, directors and non-employee
consultants during the nine months ended September 30, 2020 and 2019 was $5.36 and $3.24, respectively. Total unrecognized compensation expense related to stock options amounted to $3.8 million at September 30, 2020 and is expected to be incurred over a weighted-average period of 3.0 years.
The total fair value of restricted shares vested during the nine months ended September 30, 2020 and 2019 was $0.02 million and $0.09 million, respectively.
At September 30, 2020, there were 19,048 shares of common stock available for grant under the 2016 Plan.
On September 23, 2020, the Company adopted the 2020 Employee Stock Purchase Plan, or the ESPP, which became effective upon the execution of the underwriting agreement related to the IPO. The Company has initially reserved 280,000 shares of common stock for sale under the ESPP. The aggregate number of shares reserved for sale under the ESPP will increase automatically on January 1st of each fiscal year starting on January 1, 2021 and ending on and including January 1, 2030, by the number of shares equal to the lesser of (a) 1% of the total number of shares of common stock outstanding on the last day of the fiscal year prior to the date of such automatic increase and (b) 560,000 shares, provided that prior to the date of any such increase, the board of directors may determine a less number of shares for such increase.

9. Equity Incentive Plan
The Company adopted the 2016 Equity Incentive Plan (the “Plan”) on March 31, 2016. The Plan, as amended, provides for the granting of stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock awards to employees, directors and non-employees.
The Company has reserved 2,736,105 shares of common stock for grants under the Plan. All option awards are granted with an exercise price equal to or greater than the market price of the Company’s stock at the date of grant. Option awards generally vest over three to four years. Certain option awards provide for accelerated vesting if there is a change in control as defined in the Plan.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the range of assumptions for the years ended December 31, 2018 and 2019 as noted in the following table:

	YEARS ENDED DECEMBER 31,
	2018	2019
Expected volatility	71.4%-77.7%	77.0%-78.7%
Expected dividends	0.0%	0.0%
Expected term (in years)	6.1-10	6.1-10
Risk-free rate	2.8%-3.2%	1.4%-2.4%

Total stock-based compensation (including both stock option awards and restricted stock) was as follows:

	YEARS ENDED DECEMBER 31,
	2018	2019
	(in thousands)
General and administrative	$207	$361
Research and development	119	350

Total stock-based compensation	$326	$711

Total stock-based compensation by award type was as follows:

	YEARS ENDED DECEMBER 31,
	2018	2019
	(in thousands)
Restricted stock	$199	$116
Stock options	127	595

Total stock-based compensation	$326	$711

In November 2018, the Company granted an employee an option to purchase 85,943 shares of the Company’s common stock having an exercise price per share equal to the fair value of the Company’s common stock on the date of the grant. This grant is included in the outstanding options in the summary table below. Vesting of the option is based on certain performance criteria and shall vest as follows: (i) 16.66% of the shares vested upon the first closing of the Company’s Series B stock financing, (ii) 33.33% of the shares vest in 24 equal monthly installments beginning with the first month following the initial closing of the Series B stock financing, (iii) 25% of the shares vest on the date immediately prior to an IPO of the Company’s equity securities and (iv) 25% of the shares vest in 24 equal monthly installments beginning with the first month following the IPO. Upon the closing of the Series B financing in August 2019, the option vested immediately with respect to 14,318 shares, and an additional 28,645 option shares began vesting over the following 24 months. As of December 31, 2019, the vesting conditions of the options subject to an IPO were not considered probable, and no stock-based compensation was recorded related to this portion of the award.
A summary of option activity under the Plan is presented below:

	SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE (IN THOUSANDS)
Outstanding at December 31, 2018	970,027	$1.74
Granted	1,109,073	4.74
Exercised	(36,012)	1.62
Canceled, expired or forfeited	(52,022)	2.14

Outstanding at December 31, 2019	1,991,066	$3.41	9.0	$6,696

Vested at December 31, 2019	455,449	$1.72	7.9	$2,301

The weighted average grant date fair value of options granted to employees, directors and non-employee consultants
during the years ended December 31, 2018 and 2019 was $1.21 and $3.26, respectively. Total unrecognized compensation expense related to stock options amounted to $3.7 million at December 31, 2019 and is expected to be incurred over a weighted-average period of 3.5 years.
The total fair value of restricted shares vested during the years ended December 31, 2018 and 2019 was $0.2 million and $0.1 million, respectively.
At December 31, 2019, there were 201,224 shares of common stock available for grant under the Plan.